SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	2 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) h	Dec. 31, 2014 USD ($)
Multiple Foreign Currency Exchange Rates [Abstract]
Total exchange losses	$ 0	$ 600,000	$ 2,300,000
Vessels, Net [Abstract]
Estimate useful life of vessel		25 years
Estimated residual value for each vessel		$ 1,500,000	1,500,000
Termination Fee [Abstract]
Funds received in relation to termination of a contract		3,900,000
Charter revenue recognized		700,000
Other Current Liabilities		1,300,000
Other Long-term Liabilities		$ 1,775,000	0
Deferred termination fees			0
Drydocking and engine overhaul [Abstract]
Period when vessels are required to be drydocked, minimum		30 months
Period when vessels are required to be drydocked, maximum		60 months
Estimated running hours until engine overhaul | h		12,000
Approximate years until engine overhaul		2 years 6 months
Drydock costs		$ 200,000
Overhaul costs		$ 365,000
Income Taxes [Abstract]
Statutory rate applicable to consolidated corporate earnings		0.00%
Drydocking [Member]
Vessels, Net [Abstract]
Estimate useful life of vessel		5 years
Norway [Member]
Income Taxes [Abstract]
Non refundable tax charge			700,000
Tax rate		27.00%
United Kingdom [Member]
Income Taxes [Abstract]
Non refundable tax charge			$ 500,000
Tax rate		23.00%
Revenues [Member]
Concentration Risk [Line Items]
Concentration risk percentage		85.00%	99.00%
Revenues [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage		49.00%	47.00%
Revenues [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage		22.00%	35.00%
Revenues [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		14.00%	17.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		68.00%	88.00%
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage		33.00%	50.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage		15.00%	24.00%
Accounts Receivable [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%	14.00%
Accounts Receivable [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%